Note 14 - Subsequent Events (Details Textual) $ in Millions, $ in Millions					1 Months Ended	3 Months Ended	11 Months Ended
	Apr. 01, 2024 USD ($) shares	Apr. 01, 2024 USD ($) shares	Apr. 01, 2024 USN ($) shares	Feb. 26, 2024 shares	Jul. 31, 2023 shares	Mar. 31, 2024 USD ($)	Dec. 13, 2023 shares
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation				36			193
Stock Issued During Period, Shares, New Issues				495,959	63,422
Prefunded Warrant [Member]
Number of Warrants Per Unit	1	1	1
Series A Warrant [Member]
Number of Warrants Per Unit	1	1	1
Private Placement [Member]
Equity Offering, Number of Units Sold		2,532,285	2,532,285
Number of Shares Per Unit	1	1	1
Proceeds From Issuance or Sale of Equity, Gross			$ 50.0			$ 50.0
Proceeds from Issuance or Sale of Equity | $			$ 99.4
Subsequent Event [Member]
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation				36
Stock Issued During Period, Shares, New Issues				495,959
Subsequent Event [Member] | Prefunded Warrant [Member]
Number of Warrants Per Unit	1	1	1
Subsequent Event [Member] | Series A Warrant [Member]
Number of Warrants Per Unit	1	1	1
Subsequent Event [Member] | Private Placement [Member]
Equity Offering, Number of Units Sold	2,532,285	2,532,285	2,532,285
Number of Shares Per Unit	1	1	1
Proceeds From Issuance or Sale of Equity, Gross | $	$ 50.0
Proceeds from Issuance or Sale of Equity | $	$ 99.4	$ 99.4